JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated August 5, 2013 to the

Prospectuses dated November 1, 2012, as supplemented

Effective immediately, the first two paragraphs under “The Fund’s Investment Adviser and Sub-advisers” in “The Funds’ Management and Administration” section of each prospectus are hereby deleted in their entirety and replaced with the following:

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund, and J.P. Morgan Private Investments Inc. (JPMPI); Capital Guardian Trust Company-Personal Investment Management Division (Capital); Manning & Napier Advisors, LLC (M&N); TAMRO Capital Partners LLC (TAMRO) and TimesSquare Capital Management, LLC (TimesSquare) are the investment sub-advisers. JPMPI, Capital, M&N, TAMRO and TimesSquare are each responsible for the day-to-day investment decisions of its portion of the Fund. The allocation of the assets of each Fund among JPMPI, Capital, M&N, TAMRO and TimesSquare will be determined by JPMIM, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the sub-advisers for their services.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMPI is a wholly-owned subsidiary of JPMorgan Chase. JPMIM is located at 270 Park Avenue, New York, NY 10017; JPMPI is located at 270 Park Avenue, New York, NY 10017; Capital is located at 333 South Hope Street, Los Angeles, CA 90071; M&N is located at 290 Woodcliff Drive, Fairport, NY 14450; TAMRO is located at 1701 Duke Street, Alexandria, VA 22314 and TimesSquare is located at 1177 Avenue of the Americas, Floor 39, New York, NY 10036.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-ACCESS-813

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated August 5, 2013

to the Statement of Additional Information

dated November 1, 2012, as supplemented January 23, 2013

Effective immediately, all references to Fiduciary Management, Inc. (FMI), Osterweis Capital Management LLC (Osterweis) and Shenkman Capital Management, Inc. (Shenkman) are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-ACCESS-813